Other intangible assets (Details 1) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other intangible assets
Gross carrying amount	SFr 52	SFr 59
Accumulated amortization	(28)	(37)
Net carrying amount	24	22
Non-amortizing other intangible assets	298	430
Other intangible assets (mortgage servicing rights), at fair value	305	403
Total other intangible assets, net	322	452
Aggregate amortization expenses and impairment losses
Aggregate amortization	3	4	SFr 8
Impairment	28	0	SFr 0
Estimated amortization expenses
In the next 12 months	1
Year two	1
Year three	1
Year four	1
Year five	2
Tradenames / trademarks
Other intangible assets
Gross carrying amount	27	25
Accumulated amortization	(23)	(25)
Net carrying amount	4	0
Client relationships
Other intangible assets
Gross carrying amount	19	29
Accumulated amortization	(2)	(9)
Net carrying amount	17	20
Other
Other intangible assets
Gross carrying amount	6	5
Accumulated amortization	(3)	(3)
Net carrying amount	3	2
Total other intangible assets, gross	SFr 350	SFr 489